Capital Group KKR Multi-Sector+
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 97.07% Corporate bonds, notes & loans 58.31% Financials 13.14%	Principal amount (000)	Value (000)
ACF TD Holdings, LLC 6.46% 5/30/2031 (a)	USD3,111	$3,153
AG Issuer, LLC 6.25% 3/1/2028 (b)	310	311
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (b)	245	241
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (b)	275	275
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (b)	363	375
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (b)	505	517
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (b)	85	88
AmWINS Group, Inc. 4.875% 6/30/2029 (b)	165	160
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (b)	370	387
Ares Secondaries Pbn Finance Co. IV, LLC, Term Loan, (3-month USD CME Term SOFR + 2.90%) 7.111% 4/14/2039 (a)(c)(d)	11	11
Ares Secondaries Pbn Finance Co. IV, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.041% 4/14/2039 (a)(c)(d)	6	6
Ares Secondaries Pbn Finance Co. IV, LLC, Term Loan, (3-month USD CME Term SOFR + 8.50%) 12.791% 4/14/2039 (a)(c)(d)	6	5
Aretec Group, Inc. 7.50% 4/1/2029 (b)	200	201
Aretec Group, Inc. 10.00% 8/15/2030 (b)	545	594
Arthur J. Gallagher & Co. 5.15% 2/15/2035	197	199
Arthur J. Gallagher & Co. 5.55% 2/15/2055	27	26
ASF Rembrandt, LP, Term Loan, (3-month USD CME Term SOFR + 3.15%) 6.808% 12/31/2028 (a)(c)(d)	1,719	1,720
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (e)	400	413
Block, Inc. 2.75% 6/1/2026	155	153
Block, Inc. 5.625% 8/15/2030 (b)	55	56
Block, Inc. 3.50% 6/1/2031	70	65
Block, Inc. 6.50% 5/15/2032	525	544
Block, Inc. 6.00% 8/15/2033 (b)	70	72
Blue Owl Credit Income Corp. 4.70% 2/8/2027	240	240
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (b)(e)	250	263
Brown & Brown, Inc. 6.25% 6/23/2055	513	540
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (b)(e)	200	205
Chubb INA Holdings, LLC 4.90% 8/15/2035	250	252
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (e)	250	253
Coinbase Global, Inc. 3.375% 10/1/2028 (b)	240	228
Coinbase Global, Inc. 3.625% 10/1/2031 (b)	95	85
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (b)	997	922
Denali Topco, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.069% 8/26/2032 (a)(c)(d)	411	407
FSS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.856% 8/29/2031 (a)(c)(d)(f)	2,477	2,498
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (e)	400	403
Hbwm Intermediate II, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.990% 8/18/2031 (a)(c)(d)	200	200
Hbwm Intermediate II, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.106% 11/17/2031 (a)(c)(d)	1,504	1,516
Hbwm Intermediate II, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.106% 11/17/2031 (a)(c)(d)	1,805	1,820
Hightower Holding, LLC 6.75% 4/15/2029 (b)	260	257
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (e)	380	359
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (e)	200	206
HUB International, Ltd. 7.25% 6/15/2030 (b)	625	652
Capital Group KKR Multi-Sector+ — Page 1 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Integrity Marketing Acquisition, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.333% 8/25/2028 (a)(c)(d)(f)	USD3,192	$3,192
ION Platform Finance US, Inc. 7.875% 9/30/2032 (b)	235	233
Jamestown Funding Trust, Term Loan, (3-month USD CME Term SOFR + 2.20%) 6.556% 6/15/2072 (a)(c)(d)(f)	561	561
Jamestown Funding Trust, Term Loan, (3-month USD CME Term SOFR + 3.15%) 7.506% 6/15/2072 (a)(c)(d)(f)	448	448
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (e)	600	633
Koala Investment Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.079% 8/29/2032 (a)(c)(d)(f)	1,660	1,652
Marsh & McLennan Cos., Inc. 5.40% 9/15/2033	162	170
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	69	70
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	52	53
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (e)	248	256
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (e)	168	177
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (e)	128	130
Navient Corp. 5.00% 3/15/2027	240	239
Navient Corp. 5.50% 3/15/2029	320	314
Navient Corp. 9.375% 7/25/2030	789	873
Navient Corp. 11.50% 3/15/2031	235	265
Navient Corp. 7.875% 6/15/2032	730	769
Navient Corp. 5.625% 8/1/2033	1,265	1,155
OneMain Finance Corp. 7.125% 3/15/2026	15	15
OneMain Finance Corp. 6.125% 5/15/2030	185	188
OneMain Finance Corp. 7.50% 5/15/2031	300	314
OneMain Finance Corp. 7.125% 11/15/2031	255	265
Osaic Holdings, Inc. 6.75% 8/1/2032 (b)	70	72
Osaic Holdings, Inc. 8.00% 8/1/2033 (b)	59	61
Oxford Finance, LLC 6.375% 2/1/2027 (b)	145	145
PPV Intermediate Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.75%) 9.949% 8/31/2029 (a)(c)(d)	2,648	2,648
PPV Intermediate Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 6.00%) 10.199% 8/31/2029 (a)(c)(d)	40	40
Rialto Management Group, LLC, Term Loan, (1-month USD CME Term SOFR + 5.00%) 9.316% 12/5/2030 (a)(c)(d)	1,765	1,782
Ryan Specialty, LLC 4.375% 2/1/2030 (b)	70	68
Ryan Specialty, LLC 5.875% 8/1/2032 (b)	55	56
Synchrony Financial 7.25% 2/2/2033	500	534
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.752% 5/6/2032 (d)	245	250
Voyager Parent, LLC 9.25% 7/1/2032 (b)	150	159
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (e)	200	206
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (e)	210	215
		39,086
Industrials 11.60%
ADT Security Corp. 4.125% 8/1/2029 (b)	65	63
Amentum Holdings, Inc. 7.25% 8/1/2032 (b)	360	374
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (b)	60	58
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (b)	115	112
Axon Enterprise, Inc. 6.125% 3/15/2030 (b)	35	36
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (b)	120	116
Clean Harbors, Inc. 5.75% 10/15/2033 (b)	185	187
CoreLogic, Inc. 4.50% 5/1/2028 (b)	355	345
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.778% 6/4/2029 (d)	115	115
Elk Bidco, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.823% 6/14/2032 (a)(c)(d)	2,409	2,409
EquipmentShare.com, Inc. 8.625% 5/15/2032 (b)	1,000	1,081
Falconwing Aero Leasing DAC, Term Loan, 6.51% 10/26/2027 (a)(c)	575	575
Falconwing Aero Leasing DAC, Term Loan, 6.50% 12/11/2027 (a)(c)	575	575
Fortna AR, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.958% 6/1/2029 (a)(c)(d)(f)	2,988	2,987
Horizon CTS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.796% 3/29/2032 (a)(c)(d)	3,043	3,070
Capital Group KKR Multi-Sector+ — Page 2 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Horizon CTS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.796% 3/29/2032 (a)(c)(d)	USD230	$230
Icahn Enterprises, LP 6.25% 5/15/2026	18	18
Icahn Enterprises, LP 5.25% 5/15/2027	930	915
Icahn Enterprises, LP 9.75% 1/15/2029	280	283
Low Voltage Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 4/28/2032 (a)(c)(d)(f)	2,583	2,598
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.013% 2/1/2028 (d)	560	474
Railpros, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.704% 5/24/2032 (a)(c)(d)(f)	171	172
Reworld Holding Corp. 4.875% 12/1/2029 (b)	135	127
RTX Corp. 1.90% 9/1/2031	81	71
Sabre GLBL, Inc. 11.125% 7/15/2030 (b)	365	354
Spirit AeroSystems, Inc. 4.60% 6/15/2028	40	40
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (b)	90	99
Sunrun Charis Portfolio 2023, LLC, Term Loan, 6.925% 4/30/2059 (a)(c)	1,537	1,593
Sunrun Romulus Portfolio 2024, LLC, Term Loan, 6.477% 1/31/2054 (a)(c)	1,828	1,859
TransDigm, Inc. 6.375% 3/1/2029 (b)	255	261
TransDigm, Inc. 6.625% 3/1/2032 (b)	255	263
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.136% 2/13/2032 (a)(c)(d)(f)	5,274	5,326
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.158% 2/13/2032 (a)(c)(d)(f)	167	168
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.36% 2/13/2032 (a)(c)(d)(f)	173	175
Union Pacific Corp. 2.891% 4/6/2036	128	108
W. A. Kendall and Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 10.043% 4/22/2030 (a)(c)(d)	253	253
W. A. Kendall and Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.44%) 11.321% 4/22/2030 (a)(c)(d)	77	77
W. A. Kendall and Co., LLC, Term Loan, (6-month USD CME Term SOFR + 5.75%) 10.335% 4/22/2030 (a)(c)(d)	53	53
W. A. Kendall and Co., LLC, Term Loan, (6-month USD CME Term SOFR + 5.75%) 10.379% 4/22/2030 (a)(c)(d)	873	873
West Star Aviation Acquisition, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.796% 5/20/2032 (a)(c)(d)	3,705	3,720
West Star Aviation Acquisition, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.805% 5/20/2032 (a)(c)(d)	104	104
Woolpert Holdings Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.704% 4/5/2032 (a)(c)	2,165	2,165
Woolpert Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.704% 4/5/2031 (a)(c)	36	36
		34,518
Information technology 9.16%
Acuris Finance US, Inc. 9.00% 8/1/2029 (b)	200	209
ams-OSRAM AG 12.25% 3/30/2029 (b)	455	490
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 1.00% 3/5/2032 (a)(c)(d)(f)	708	708
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.046% 3/5/2032 (a)(c)(d)(f)	5,430	5,431
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.297% 3/5/2032 (a)(c)(d)(f)	106	106
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (b)	80	78
Broadcom, Inc. 3.469% 4/15/2034 (b)	139	127
Broadcom, Inc. 5.20% 7/15/2035	400	412
Broadcom, Inc. 4.926% 5/15/2037 (b)	109	109
Cisco Systems, Inc. 5.10% 2/24/2035	497	514
Cloud Software Group, Inc. 6.50% 3/31/2029 (b)	85	86
Cloud Software Group, Inc. 9.00% 9/30/2029 (b)	1,075	1,116
Cloud Software Group, Inc. 8.25% 6/30/2032 (b)	1,080	1,147
Cloud Software Group, Inc. 6.625% 8/15/2033 (b)	125	127
CommScope Technologies, LLC 5.00% 3/15/2027 (b)	200	199
CommScope Technologies, LLC 9.50% 12/15/2031 (b)	615	637
Diamondback Acquisition Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.726% 9/24/2032 (a)(c)	19	19
Diamondback Acquisition Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.726% 9/24/2032 (a)(c)	746	744
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (b)	140	148
Fair Isaac Corp. 6.00% 5/15/2033 (b)	250	254
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.129% 7/30/2032 (d)	485	484
Capital Group KKR Multi-Sector+ — Page 3 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Flexera Software, LLC, Term Loan, (3-month EUR-EURIBOR + 4.75%) 6.594% 8/16/2032 (a)(c)(d)	EUR635	$744
Flexera Software, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.961% 8/16/2032 (a)(c)(d)	USD2,102	2,101
Gartner, Inc. 3.75% 10/1/2030 (b)	80	75
Helios Software Holdings, Inc. 8.75% 5/1/2029 (b)	1,168	1,212
Hughes Satellite Systems Corp. 6.625% 8/1/2026	335	319
ION Trading Technologies SARL 9.50% 5/30/2029 (b)	1,158	1,229
MEDX Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.101% 7/21/2032 (a)(c)(d)(f)	4,471	4,448
NCR Atleos Corp. 9.50% 4/1/2029 (b)	115	125
Oracle Corp. 5.50% 8/3/2035	300	309
Oracle Corp. 5.20% 9/26/2035	400	402
Synopsys, Inc. 5.15% 4/1/2035	500	509
UKG, Inc. 6.875% 2/1/2031 (b)	125	129
Unisys Corp. 10.625% 1/15/2031 (b)	179	191
Vamos Bidco, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 1/30/2032 (a)(c)(d)	1,438	1,438
Vamos Bidco, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.064% 1/30/2032 (a)(c)(d)	60	60
Viasat, Inc. 6.50% 7/15/2028 (b)	110	108
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.778% 3/2/2029 (d)	439	433
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.75% 5/30/2030 (d)	264	261
		27,238
Communication services 4.43%
AT&T, Inc. 3.50% 9/15/2053	300	208
CCO Holdings, LLC 5.00% 2/1/2028 (b)	295	292
CCO Holdings, LLC 4.75% 3/1/2030 (b)	340	327
CCO Holdings, LLC 4.50% 8/15/2030 (b)	110	104
CCO Holdings, LLC 4.25% 2/1/2031 (b)	1,425	1,314
CCO Holdings, LLC 7.375% 3/1/2031 (b)	361	373
CCO Holdings, LLC 4.50% 6/1/2033 (b)	170	151
CCO Holdings, LLC 4.25% 1/15/2034 (b)	170	147
Charter Communications Operating, LLC 5.85% 12/1/2035	117	118
Charter Communications Operating, LLC 3.70% 4/1/2051	403	266
Charter Communications Operating, LLC 3.90% 6/1/2052	359	243
Charter Communications Operating, LLC 5.25% 4/1/2053	109	91
Charter Communications Operating, LLC 3.85% 4/1/2061	265	165
Comcast Corp. 5.65% 6/1/2054	197	193
Comcast Corp. 6.05% 5/15/2055	40	41
Connect Finco SARL 9.00% 9/15/2029 (b)	1,115	1,174
DIRECTV Financing, LLC 5.875% 8/15/2027 (b)	64	64
DIRECTV Financing, LLC 8.875% 2/1/2030 (b)	240	237
DISH Network Corp. 11.75% 11/15/2027 (b)	1,176	1,245
EchoStar Corp. 10.75% 11/30/2029	525	578
EchoStar Corp. 6.75% PIK 11/30/2030 (g)	321	332
Embarq, LLC 7.995% 6/1/2036	240	120
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (b)	170	172
Gray Media, Inc. 10.50% 7/15/2029 (b)	250	271
Gray Media, Inc. 5.375% 11/15/2031 (b)	235	177
Lindblad Expeditions, LLC 7.00% 9/15/2030 (b)	70	71
News Corp. 3.875% 5/15/2029 (b)	70	68
Sirius XM Radio, LLC 3.125% 9/1/2026 (b)	70	69
Sirius XM Radio, LLC 4.00% 7/15/2028 (b)	200	193
Sirius XM Radio, LLC 3.875% 9/1/2031 (b)	610	553
Snap, Inc. 6.875% 3/1/2033 (b)	170	174
TEGNA, Inc. 5.00% 9/15/2029	555	553
T-Mobile USA, Inc. 3.40% 10/15/2052	109	75
Capital Group KKR Multi-Sector+ — Page 4 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 5.875% 11/15/2055	USD46	$47
Univision Communications, Inc. 8.00% 8/15/2028 (b)	265	275
Univision Communications, Inc. 4.50% 5/1/2029 (b)	415	392
Univision Communications, Inc. 9.375% 8/1/2032 (b)	575	613
Verizon Communications, Inc. 5.25% 4/2/2035	191	194
Virgin Media Secured Finance PLC 4.50% 8/15/2030 (b)	200	189
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (b)	200	186
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	430	415
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	651	520
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	85	63
WMG Acquisition Corp. 3.75% 12/1/2029 (b)	45	43
WMG Acquisition Corp. 3.875% 7/15/2030 (b)	85	81
		13,177
Health care 4.06%
AbbVie, Inc. 5.20% 3/15/2035	200	207
AdaptHealth, LLC 5.125% 3/1/2030 (b)	90	86
AGS Health BCP Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.808% 8/2/2032 (a)(c)(d)	1,341	1,341
AGS Health BCP, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.808% 8/2/2032 (a)(c)(d)	705	705
Amgen, Inc. 5.25% 3/2/2033	433	449
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (b)	65	67
AthenaHealth Group, Inc. 6.50% 2/15/2030 (b)	340	337
Avantor Funding, Inc. 4.625% 7/15/2028 (b)	315	310
Avantor Funding, Inc. 3.875% 11/1/2029 (b)	170	162
Bristol-Myers Squibb Co. 5.20% 2/22/2034	400	415
Bristol-Myers Squibb Co. 5.55% 2/22/2054	100	100
Centene Corp. 2.45% 7/15/2028	75	70
Centene Corp. 2.50% 3/1/2031	80	69
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (b)	120	109
CVS Health Corp. 5.70% 6/1/2034	400	418
CVS Health Corp. 6.20% 9/15/2055	233	240
CVS Health Corp. 6.25% 9/15/2065	67	68
DaVita, Inc. 4.625% 6/1/2030 (b)	240	230
DaVita, Inc. 6.875% 9/1/2032 (b)	130	134
DaVita, Inc. 6.75% 7/15/2033 (b)	235	243
Elevance Health, Inc. 5.20% 2/15/2035	81	83
Elevance Health, Inc. 5.85% 11/1/2064	98	98
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (b)	110	118
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.163% 4/23/2031 (d)	189	189
Humana, Inc. 5.375% 4/15/2031	200	206
IQVIA, Inc. 6.25% 6/1/2032 (b)	300	309
Medline Borrower, LP 3.875% 4/1/2029 (b)	170	164
Medline Borrower, LP 6.25% 4/1/2029 (b)	160	164
Medline Borrower, LP 5.25% 10/1/2029 (b)	550	546
Molina Healthcare, Inc. 3.875% 5/15/2032 (b)	270	245
Owens & Minor, Inc. 4.50% 3/31/2029 (b)	755	607
Owens & Minor, Inc. 6.25% 4/1/2030 (b)	300	248
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	382	369
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	200	206
Tenet Healthcare Corp. 6.25% 2/1/2027	30	30
Tenet Healthcare Corp. 4.25% 6/1/2029	795	777
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	335	348
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	330	332
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	200	218
Capital Group KKR Multi-Sector+ — Page 5 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	USD200	$208
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	85	64
UnitedHealth Group, Inc. 5.15% 7/15/2034	300	308
UnitedHealth Group, Inc. 5.625% 7/15/2054	381	379
UnitedHealth Group, Inc. 5.95% 6/15/2055	98	102
		12,078
Consumer discretionary 3.57%
Advance Auto Parts, Inc. 3.90% 4/15/2030	420	390
Advance Auto Parts, Inc. 3.50% 3/15/2032	190	166
Advance Auto Parts, Inc. 7.375% 8/1/2033 (b)	125	129
Allied Universal Holdco, LLC 6.875% 6/15/2030 (b)	300	309
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (b)	200	208
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (b)	260	253
Caesars Entertainment, Inc. 7.00% 2/15/2030 (b)	255	262
Carnival Corp. 6.00% 5/1/2029 (b)	375	381
Carnival Corp. 5.75% 8/1/2032 (b)	300	306
Carnival Corp. 6.125% 2/15/2033 (b)	395	405
ClubCorp Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.328% 7/9/2032 (a)(c)(d)(f)	2,556	2,543
Fertitta Entertainment, LLC 4.625% 1/15/2029 (b)	130	124
Fertitta Entertainment, LLC 6.75% 1/15/2030 (b)	145	136
First Student Bidco, Inc. 4.00% 7/31/2029 (b)	245	233
Ford Motor Credit Co., LLC 6.798% 11/7/2028	365	381
Ford Motor Credit Co., LLC 3.25% 2/12/2032	815	713
Hanesbrands, Inc. 9.00% 2/15/2031 (b)	95	101
Home Depot, Inc. 4.95% 6/25/2034	400	410
HP TLE Buyer, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.041% 7/1/2032 (a)(c)(d)	662	662
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (b)	250	245
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (b)	180	191
Light and Wonder International, Inc. 7.25% 11/15/2029 (b)	85	87
Newell Brands, Inc. 6.625% 5/15/2032	150	148
Newell Brands, Inc. 7.00% 4/1/2046 (e)	85	75
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (b)	200	210
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (b)	295	317
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	122	123
Sonic Automotive, Inc. 4.625% 11/15/2029 (b)	125	122
Universal Entertainment Corp. 9.875% 8/1/2029 (b)	435	432
Wand NewCo 3, Inc. 7.625% 1/30/2032 (b)	55	58
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (b)	505	507
		10,627
Materials 3.33%
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (b)	90	92
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (b)	365	371
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (b)	365	342
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (b)	145	150
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (b)	155	157
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (b)	120	123
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (b)	140	144
Consolidated Energy Finance SA 12.00% 2/15/2031 (b)	235	215
CVR Partners, LP 6.125% 6/15/2028 (b)	190	190
Dow Chemical Co. (The) 5.95% 3/15/2055	52	49
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (b)	490	520
FXI Holdings, Inc. 12.25% 11/15/2026 (b)	480	424
Capital Group KKR Multi-Sector+ — Page 6 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Mercer International, Inc. 12.875% 10/1/2028 (b)	USD20	$18
Mercer International, Inc. 5.125% 2/1/2029	45	33
Methanex Corp. 5.125% 10/15/2027	235	235
Methanex Corp. 5.25% 12/15/2029	85	85
Mineral Resources, Ltd. 9.25% 10/1/2028 (b)	120	126
Mineral Resources, Ltd. 8.50% 5/1/2030 (b)	355	369
Packaging Coordinators Midco, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.058% 1/22/2032 (a)(c)(d)(f)	5,422	5,465
Quikrete Holdings, Inc. 6.375% 3/1/2032 (b)	100	104
Quikrete Holdings, Inc. 6.75% 3/1/2033 (b)	45	47
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (b)(e)(g)	216	218
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (e)(g)	182	183
Trivium Packaging Finance BV 12.25% 1/15/2031 (b)	230	249
		9,909
Energy 3.31%
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (b)	60	60
Borr IHC, Ltd. 10.00% 11/15/2028 (b)	178	177
Caturus Energy, LLC 8.50% 2/15/2030 (b)	530	552
Civitas Resources, Inc. 8.625% 11/1/2030 (b)	55	57
Civitas Resources, Inc. 9.625% 6/15/2033 (b)	75	79
CNX Resources Corp. 7.375% 1/15/2031 (b)	150	155
Comstock Resources, Inc. 5.875% 1/15/2030 (b)	105	101
ConocoPhillips Co. 3.80% 3/15/2052	63	47
ConocoPhillips Co. 5.50% 1/15/2055	179	176
Constellation Oil Services Holding SA 9.375% 11/7/2029 (b)	200	205
Crescent Energy Finance, LLC 9.25% 2/15/2028 (b)	122	127
Crescent Energy Finance, LLC 7.375% 1/15/2033 (b)	350	341
DT Midstream, Inc. 4.375% 6/15/2031 (b)	210	203
Energy Transfer, LP 6.00% 2/1/2029 (b)	35	36
Energy Transfer, LP 5.20% 4/1/2030	120	124
EQT Corp. 4.75% 1/15/2031	165	165
EQT Corp. 3.625% 5/15/2031 (b)	170	159
Expand Energy Corp. 5.875% 2/1/2029 (b)	70	70
Genesis Energy, LP 7.875% 5/15/2032	260	271
Harvest Midstream I, LP 7.50% 9/1/2028 (b)	85	86
Harvest Midstream I, LP 7.50% 5/15/2032 (b)	50	51
Hess Midstream Operations, LP 5.875% 3/1/2028 (b)	30	31
Hess Midstream Operations, LP 4.25% 2/15/2030 (b)	395	383
Hess Midstream Operations, LP 5.50% 10/15/2030 (b)	175	176
Hilcorp Energy I, LP 6.00% 2/1/2031 (b)	95	92
Hilcorp Energy I, LP 6.25% 4/15/2032 (b)	100	96
Hilcorp Energy I, LP 8.375% 11/1/2033 (b)	105	110
John Wood Group PLC, Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.818% 10/31/2028 (a)(c)(d)(f)	1,400	1,400
MPLX, LP 5.40% 9/15/2035	76	76
New Fortress Energy, Inc. 6.50% 9/30/2026 (b)	200	50
NFE Financing, LLC 12.00% 11/15/2029 (b)	2,565	757
NGL Energy Operating, LLC 8.125% 2/15/2029 (b)	105	108
NGL Energy Operating, LLC 8.375% 2/15/2032 (b)	200	205
Noble Finance II, LLC 8.00% 4/15/2030 (b)	100	104
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (b)	38	39
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (b)	105	106
Sunoco, LP 4.50% 5/15/2029	65	64
Sunoco, LP 5.625% 3/15/2031 (b)	45	45
Sunoco, LP 7.25% 5/1/2032 (b)	245	257
Capital Group KKR Multi-Sector+ — Page 7 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Sunoco, LP 5.875% 3/15/2034 (b)	USD70	$70
Sunoco, LP, 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (b)(e)	125	127
Superior Plus, LP 4.50% 3/15/2029 (b)	60	58
TotalEnergies Capital International SA 3.127% 5/29/2050	46	32
TotalEnergies Capital SA 5.488% 4/5/2054	158	156
TotalEnergies Capital SA 5.275% 9/10/2054	46	44
Transocean International, Ltd. 7.875% 10/15/2032 (b)	35	35
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (b)	77	79
Transocean, Inc. 8.75% 2/15/2030 (b)	71	75
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (b)	170	163
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (b)	825	779
Venture Global LNG, Inc. 8.375% 6/1/2031 (b)	220	231
Venture Global LNG, Inc. 9.875% 2/1/2032 (b)	380	414
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (b)	210	232
		9,836
Real estate 2.55%
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (b)	212	212
Howard Hughes Corp. (The) 5.375% 8/1/2028 (b)	85	85
Howard Hughes Corp. (The) 4.125% 2/1/2029 (b)	155	149
Howard Hughes Corp. (The) 4.375% 2/1/2031 (b)	290	272
Iron Mountain, Inc. 5.25% 7/15/2030 (b)	525	520
Kennedy-Wilson, Inc. 4.75% 3/1/2029	290	277
Kennedy-Wilson, Inc. 4.75% 2/1/2030	535	500
Kennedy-Wilson, Inc. 5.00% 3/1/2031	210	196
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (b)	45	44
MPT Operating Partnership, LP 5.00% 10/15/2027	1,060	1,028
MPT Operating Partnership, LP 3.50% 3/15/2031	230	169
MPT Operating Partnership, LP 8.50% 2/15/2032 (b)	475	505
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (b)	90	88
Service Properties Trust 4.75% 10/1/2026	125	125
Service Properties Trust 4.95% 2/15/2027	415	414
Service Properties Trust 8.00% 9/30/2027 (b)	135	119
Service Properties Trust 3.95% 1/15/2028	1,025	960
Service Properties Trust 8.375% 6/15/2029	375	381
Service Properties Trust 4.95% 10/1/2029	820	723
Service Properties Trust 4.375% 2/15/2030	198	168
Service Properties Trust 8.625% 11/15/2031 (b)	605	645
		7,580
Consumer staples 2.39%
Albertsons Cos., Inc. 3.50% 3/15/2029 (b)	170	161
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	46	45
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	63	65
B&G Foods, Inc. 5.25% 9/15/2027	40	39
B&G Foods, Inc. 8.00% 9/15/2028 (b)	240	233
BAT Capital Corp. 3.557% 8/15/2027	502	497
BAT Capital Corp. 6.25% 8/15/2055	250	262
Imperial Brands Finance PLC 5.625% 7/1/2035 (b)	200	204
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (b)	245	236
Mars, Inc. 5.00% 3/1/2032 (b)	422	432
Mars, Inc. 5.20% 3/1/2035 (b)	197	201
Mars, Inc. 5.70% 5/1/2055 (b)	200	203
Capital Group KKR Multi-Sector+ — Page 8 of 18

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 2.10% 5/1/2030	USD86	$78
Philip Morris International, Inc. 1.75% 11/1/2030	128	113
Philip Morris International, Inc. 4.875% 4/30/2035	250	250
Post Holdings, Inc. 4.625% 4/15/2030 (b)	280	270
TPSI Receivables, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 0.50% 1/24/2029 (a)(c)(d)(f)	3,413	3,419
TreeHouse Foods, Inc. 4.00% 9/1/2028	250	244
United Natural Foods, Inc. 6.75% 10/15/2028 (b)	160	160
		7,112
Utilities 0.77%
Florida Power & Light Co. 5.10% 4/1/2033	191	198
Florida Power & Light Co. 2.875% 12/4/2051	260	168
Florida Power & Light Co. 5.70% 3/15/2055	81	84
Long Ridge Energy, LLC 8.75% 2/15/2032 (b)	280	288
Pacific Gas and Electric Co. 3.30% 8/1/2040	102	77
Pacific Gas and Electric Co. 3.50% 8/1/2050	170	116
PECO Energy Co. 4.875% 9/15/2035	475	478
PG&E Corp. 5.25% 7/1/2030	310	306
Public Service Electric and Gas Co. 4.90% 8/15/2035	225	227
Talen Energy Supply, LLC 8.625% 6/1/2030 (b)	315	335
		2,277
Total corporate bonds, notes & loans		173,438
Mortgage-backed obligations 19.40% Commercial mortgage-backed securities 14.10%
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 6.243% 6/15/2030 (b)(d)(h)	1,143	1,154
AMSR Trust, Series 2025-SFR1, Class E1, 3.655% 6/17/2030 (b)(h)	256	235
AMSR Trust, Series 2025-SFR1, Class E2, 3.655% 6/17/2030 (b)(h)	242	221
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 6.59% 11/10/2029 (b)(d)(h)	536	543
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (b)(d)(h)	2,000	2,039
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.623% 3/15/2056 (d)(h)	2,000	2,066
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class C, 6.70% 7/15/2057 (d)(h)	490	507
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2030 (d)(h)	1,683	1,715
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2030 (d)(h)	154	161
Benchmark Mortgage Trust, Series 2018-B7, Class B, 4.999% 5/15/2053 (d)(h)	700	649
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054 (h)	407	346
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055 (h)	380	339
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057 (d)(h)	500	516
Benchmark Mortgage Trust, Series 2024-V8, Class C, 7.179%% 7/15/2057 (d)(h)	1,000	1,048
Benchmark Mortgage Trust, Series 2025-V16, Class C, 5.952% 8/15/2058 (h)	2,000	2,012
BMO Mortgage Trust, Series 2025-5C10, Class B, 6.445% 5/15/2058 (d)(h)	2,000	2,092
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 7.291% 6/15/2027 (b)(d)(h)	477	483
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.265% 9/15/2036 (b)(d)(h)	1,453	1,451
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.941% 10/15/2041 (b)(d)(h)	1,199	1,205
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.742% 3/15/2042 (b)(d)(h)	490	491
BX Trust, Series 2025-GW, Class D, (1-month USD CME Term SOFR + 2.75%) 6.90% 7/15/2042 (b)(d)(h)	1,000	1,006
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.50% 7/15/2044 (b)(d)(h)	1,332	1,340
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.339% 3/15/2035 (b)(d)(h)	1,500	1,507
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (h)	1,653	1,642
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (h)	2,000	1,862
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (b)(d)(h)	500	518
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (b)(h)	605	629
Capital Group KKR Multi-Sector+ — Page 9 of 18

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Extended Stay America Trust, Series 2025-ESH, Class D, 6.75% (1-month USD CME Term SOFR + 2.60%) 10/15/2042 (b)(d)(h)	USD874	$876
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.60% 12/15/2039 (b)(d)(h)	892	893
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E, (1-month USD CME Term SOFR + 3.15%) 7.30% 12/15/2039 (b)(d)(h)	1,000	1,005
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.692% 3/15/2039 (b)(d)(h)	896	899
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (b)(d)(h)	100	100
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.893% 3/15/2042 (b)(d)(h)	469	470
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.741% 3/15/2042 (b)(d)(h)	1,412	1,418
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (b)(d)(h)	150	154
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.44% 12/15/2039 (b)(d)(h)	1,400	1,402
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.106% 7/25/2054 (b)(d)(h)	1,964	1,994
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.756% 5/25/2055 (b)(d)(h)	711	715
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.456% 5/25/2055 (b)(d)(h)	242	244
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 6.042% 2/15/2042 (b)(d)(h)	475	475
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.415% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (b)(e)(h)	855	850
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.49% 2/15/2042 (b)(d)(h)	1,000	999
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (b)(d)(h)	69	70
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class C, 6.284% 5/15/2058 (h)	386	396
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (h)	172	180
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class C, 6.014% 7/15/2058 (d)(h)	1,000	1,011
		41,928
Collateralized mortgage-backed obligations (privately originated) 5.30%
COLT Funding, LLC, Series 2023-1, Class B1, 8.002% 4/25/2068 (b)(d)(h)	1,500	1,508
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (b)(e)(h)	869	840
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.571% 1/25/2050 (b)(d)(h)	880	968
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.721% 1/25/2050 (b)(d)(h)	300	334
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.271% 2/25/2050 (b)(d)(h)	1,500	1,641
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.471% 8/25/2050 (b)(d)(h)	240	322
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.856% 10/25/2050 (b)(d)(h)	1,285	1,799
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.006% 12/25/2050 (b)(d)(h)	920	1,062
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class AIOS, 0.331% 7/25/2070 (b)(d)(h)	11,324	68
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class XS, 1.803% 7/25/2070 (a)(b)(d)(h)	11,324	506
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class B1, 6.645% 7/25/2070 (b)(d)(h)	216	215
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class B2, 7.186% 7/25/2070 (b)(d)(h)	250	245
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class XS, 7.186% 7/25/2070 (b)(d)(h)	142	133
Capital Group KKR Multi-Sector+ — Page 10 of 18

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class AIOS, 0.327% 9/25/2070 (b)(d)(h)	USD7,171	$49
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class AIOS, 1.919% 9/25/2070 (a)(b)(d)(h)	7,171	424
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B1, 6.432% 9/25/2070 (b)(d)(h)	197	195
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B2, 7.09% 9/25/2070 (b)(d)(h)	226	221
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B3, 7.09% 9/25/2070 (b)(d)(h)	115	104
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (b)(h)	1,328	1,246
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041 (b)(d)(h)	215	200
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class XS, 0% 7/25/2065 (b)(d)(h)	11,214	425
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class AIOS, 0.42% 7/25/2065 (b)(d)(h)	11,214	87
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class B1, 7.065% 7/25/2065 (b)(d)(h)	360	363
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class B2, 7.065% 7/25/2065 (b)(d)(h)	303	295
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class B3, 7.065% 7/25/2065 (b)(d)(h)	189	173
Tricon Residential Trust, Series 2025-SFR2, Class D, 6.065% 8/17/2044 (b)(h)	1,500	1,531
Verus Securitization Trust, Series 2023-INV3, Class B2, 8.184% 11/25/2068 (b)(d)(h)	809	814
		15,768
Total mortgage-backed obligations		57,696
Asset-backed obligations 13.64% Other asset-backed securities 3.90%
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (b)(h)	535	538
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (b)(h)	1,147	1,162
Global SC Finance SRL, Series 2025-1H, Class B, 9/22/2045 (b)(h)	574	575
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (b)(h)	166	169
SSI ABS Issuer, LLC, Series 2025-1, Class A, 6.15% 7/25/2065 (b)(h)	499	506
SSI ABS Issuer, LLC, Series 2025-1, Class B, 7.82% 7/25/2065 (a)(b)(h)	468	475
Sunrun Julius Issuer, LLC, Series 2023-2A, Class A1, 6.60% 1/30/2059 (b)(h)	719	725
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75% 7/30/2057 (b)(h)	418	402
Sunrun Neptune Issuer, LLC, Series 2024-1A, Class A, 6.27% 2/1/2055 (b)(h)	135	135
SunStrong Issuer, LLC, Series 2025-1, Class A2, 5.95% 12/28/2055 (b)(h)	1,261	1,260
VFI ABS, LLC, Series 2025-1A, Class D, 7.69% 4/26/2032 (b)(h)	2,000	2,017
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (b)(h)	583	600
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (b)(h)	2,917	3,031
		11,595
Auto loan 3.88%
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (b)(h)	700	725
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (b)(h)	700	723
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (b)(h)	700	744
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (b)(h)	700	736
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (b)(h)	700	723
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (b)(h)	700	723
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-1A, Class B, 4.30% 8/21/2028 (b)(h)	840	838
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class B, 6.44% 8/21/2028 (b)(h)	200	206
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (b)(h)	100	103
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (b)(h)	100	102
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class E, 7.47% 5/17/2032 (b)(h)	972	969
Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.39% 1/16/2035 (b)(h)	236	239
Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81% 10/15/2032 (b)(h)	2,000	2,080
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (b)(h)	673	654
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (b)(h)	643	647
Santander Consumer Bank (3-month Norway Interbank Offer Rate + 6.50%) 6.50% 1/1/2033 (d)(h)	NOK13,139	1,317
		11,529
Capital Group KKR Multi-Sector+ — Page 11 of 18

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Home equity 3.52%	Principal amount (000)	Value (000)
HTAP Trust, Series 2025-2, Class A, 6.50% 6/25/2043 (a)(b)(h)	USD2,997	$2,991
HTAP Trust, Series 2025-2, Class B, 8.00% 6/25/2043 (a)(b)(h)	167	166
Unison Trust, Series 2025-1, Class A, 6.00% 7/25/2055 (a)(h)	1,817	1,697
Woodward Capital Management, Series 2024-CES8, Class B2, 8.391% 11/25/2044 (b)(h)	3,000	3,054
Woodward Capital Management, Series 2025-CES1, Class B1, 7.653% 1/25/2045 (b)(d)(h)	2,500	2,553
		10,461
Credit card 1.03%
Mission Lane Credit Card Master Trust, Series 2025-B, Class E, 8.08% 9/15/2031 (b)(h)	3,000	3,076
Collateralized loan obligations 0.97%
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.169% 4/23/2036 (b)(d)(h)	829	829
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.809% 4/25/2033 (b)(d)(h)	659	661
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 6.059% 4/25/2033 (b)(d)(h)	750	752
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.16% 10/20/2034 (b)(d)(h)	634	634
		2,876
Student loan 0.34%
DRB Prime Student Loan Trust, Series 2017-B, Class R, 0% 8/25/2042 (a)(b)(h)	— (i)	157
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (b)(h)	315	318
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (b)(h)	467	477
SMB Private Education Loan Trust, Series 2022-D, Class C, 6.58% 10/15/2058 (b)(h)	75	77
		1,029
Total asset-backed obligations		40,566
U.S. Treasury bonds & notes 5.58% U.S. Treasury 5.58%
U.S. Treasury 3.50% 9/30/2027	892	890
U.S. Treasury 3.625% 9/30/2030	3,880	3,861
U.S. Treasury 4.25% 8/15/2035 (j)	9,711	9,789
U.S. Treasury 4.75% 8/15/2055 (j)	2,060	2,067
		16,607
Total U.S. Treasury bonds & notes		16,607
Bonds & notes of governments & government agencies outside the U.S. 0.14% United States 0.14%
United Mexican States 5.625% 9/22/2035	400	398
Total bonds & notes of governments & government agencies outside the U.S.		398
Total bonds, notes & other debt instruments (cost: $284,762,000)		288,705
Convertible bonds & notes 0.13% Communication services 0.04%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (g)	52	126
Capital Group KKR Multi-Sector+ — Page 12 of 18

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Convertible bonds & notes (continued) Information technology 0.09%	Principal amount (000)	Value (000)
Microstrategy, Inc., convertible notes, 0% 12/1/2029 (b)	USD310	$278
Total convertible bonds & notes (cost: $337,000)		404
Common stocks 0.01% Energy 0.01%	Shares
New Fortress Energy, Inc., Class A (k)	10,819	24
Total common stocks (cost: $62,000)		24
Short-term securities 1.40% Money market investments 1.40%
Capital Group Central Cash Fund 4.17% (l)(m)	41,706	4,171
Total short-term securities (cost: $4,171,000)		4,171
Total investment securities 98.61% (cost: $289,332,000)		293,304
Other assets less liabilities 1.39%		4,124
Net assets 100.00%		$297,428
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	269	12/31/2025	USD56,059	$38
5 Year U.S. Treasury Note Futures	Long	126	12/31/2025	13,759	(10)
10 Year U.S. Treasury Note Futures	Long	70	12/19/2025	7,875	48
10 Year Ultra U.S. Treasury Note Futures	Short	100	12/19/2025	(11,508)	(123)
					$(47)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	749	EUR	635	Bank of America	10/23/2025	$3
Capital Group KKR Multi-Sector+ — Page 13 of 18

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount(n) (000)	Value at 9/30/2025(o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD24,000	$1,859	$1,830	$29
Investments in affiliates(m)

	Value at 4/29/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 1.40%
Money market investments 1.40%
Capital Group Central Cash Fund 4.17%(l)	$—	$247,491	$(243,341)	$21	$— (i)	$4,171	$317
Restricted securities(f)

	Acquisition date(s)(p)	Cost (000)	Value (000)	Percent of net assets
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.046% 3/5/2032 (a)(c)(d)	4/24/2025 - 8/27/2025	$5,379	$5,431	1.83%
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 1.00% 3/5/2032 (a)(c)(d)	5/29/2025	705	708	0.24
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.297% 3/5/2032 (a)(c)(d)	4/24/2025	105	106	0.04
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.136% 2/13/2032 (a)(c)(d)	6/17/2025 - 8/27/2025	5,269	5,326	1.79
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.36% 2/13/2032 (a)(c)(d)	6/17/2025 - 7/25/2025	172	175	0.06
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.158% 2/13/2032 (a)(c)(d)	6/17/2025	165	168	0.06
Packaging Coordinators Midco, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.058% 1/22/2032 (a)(c)(d)	4/24/2025 - 8/27/2025	5,398	5,465	1.84
MEDX Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.101% 7/21/2032 (a)(c)(d)	7/21/2025 - 8/27/2025	4,436	4,448	1.50
TPSI Receivables, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 0.50% 1/24/2029 (a)(c)(d)	4/24/2025	3,366	3,419	1.15
Integrity Marketing Acquisition, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.333% 8/25/2028 (a)(c)(d)	4/24/2025	3,185	3,192	1.07
Fortna AR, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.958% 6/1/2029 (a)(c)(d)	4/24/2025	2,946	2,987	1.00
Low Voltage Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 4/28/2032 (a)(c)(d)	4/30/2025 - 5/29/2025	2,565	2,598	0.87
ClubCorp Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.328% 7/9/2032 (a)(c)(d)	7/10/2025	2,537	2,543	0.85
FSS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.856% 8/29/2031 (a)(c)(d)	4/24/2025	2,467	2,498	0.84
Capital Group KKR Multi-Sector+ — Page 14 of 18

unaudited
Restricted securities(f) (continued)

	Acquisition date(s)(p)	Cost (000)	Value (000)	Percent of net assets
Koala Investment Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.079% 8/29/2032 (a)(c)(d)	8/29/2025	$1,652	$1,652	0.55%
John Wood Group PLC, Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.818% 10/31/2028 (a)(c)(d)	9/9/2025	1,400	1,400	0.47
Jamestown Funding Trust, Term Loan, (3-month USD CME Term SOFR + 2.20%) 6.556% 6/15/2072 (a)(c)(d)	6/13/2025	561	561	0.19
Jamestown Funding Trust, Term Loan, (3-month USD CME Term SOFR + 3.15%) 7.506% 6/15/2072 (a)(c)(d)	6/13/2025	448	448	0.15
Railpros, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.704% 5/24/2032 (a)(c)(d)	8/4/2025	172	172	0.06
Total		$42,928	$43,297	14.56%

(a)	Value determined using significant unobservable inputs.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $131,487,000, which represented 44.21% of the net assets of the fund.

(c)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $78,858,000, which represented 26.51% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(e)	Step bond; coupon rate may change at a later date.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Amount less than one thousand.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $554,000, which represented 0.19% of the net assets of the fund.
(k)	Security did not produce income during the last 12 months.
(l)	Rate represents the seven-day yield at 9/30/2025.
(m)	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(p)	The fund was seeded, and began trading, on 4/24/2025. The fund commenced operations and shares became available for purchase on 4/29/2025.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group KKR Multi-Sector+ — Page 15 of 18

unaudited
Fixed-income securities, including short-term securities and loans other than directly originated loans, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Example of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral characteristics or performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. As of September 30, 2025, the fund did not have any options on futures. The average month-end notional amount of options on futures while held was $2,000. The average month-end notional amount of futures contracts while held was $64,717,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $248,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held was $33,050,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. Directly originated loans are valued on an individual loan basis. The fair value of each loan may be informed by the inputs of third-party services. These valuations will incorporate borrower-specific information such as credit performance, significant events affecting the borrower or underlying collateral, and relevant market developments each business day that the New York Stock Exchange is open. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results
Capital Group KKR Multi-Sector+ — Page 16 of 18

unaudited
of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of  September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$91,427	$82,011	$173,438
Mortgage-backed obligations	—	56,766	930	57,696
Asset-backed obligations	—	35,080	5,486	40,566
U.S. Treasury bonds & notes	—	16,607	—	16,607
Bonds & notes of governments & government agencies outside the U.S.	—	398	—	398
Convertible bonds & notes	—	404	—	404
Common stocks	24	—	—	24
Short-term securities	4,171	—	—	4,171
Total	$4,195	$200,682	$88,427	$293,304

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$86	$—	$—	$86
Unrealized appreciation on forward currency contracts	—	3	—	3
Unrealized appreciation on centrally cleared credit default swaps	—	29	—	29
Liabilities:
Unrealized depreciation on futures contracts	(133)	—	—	(133)
Total	$(47)	$32	$—	$(15)
1
Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the period from April 29, 2025, commencement of operations through September 30, 2025 (dollars in thousands):
	Beginning value at April 29, 2025	Transfers into Level 3[2]	Purchases	Sales	Accrued premiums/ discounts	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3[2]	Ending value at 9/30/2025
Bonds, notes & other debt instruments	$—	$—	$88,011	$(377)	$(6)	$3	$796	$—	$88,427
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at September 30, 2025									$796
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Capital Group KKR Multi-Sector+ — Page 17 of 18

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2025	Valuation technique(s)	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$88,427	Yield analysis	Yield	6% - 10%	8%	Decrease
			Discount Margin	2% - 9%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
	$88,427
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euro
EURIBOR = Euro Interbank Offered Rate
NOK = Norwegian Krone

PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. Dollar
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc.
© 2025 Capital Group. All rights reserved.
PVGEFP3-401-1125
Capital Group KKR Multi-Sector+ — Page 18 of 18